UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

220 Russell Avenue

Rahway, NJ 07065

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

220 Russell Avenue

Rahway, NJ 07065

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2014

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2014 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

Not everything is what it appears to be. Investor perception is often clouded by what is reported by the media. For example, the outlook at the beginning of the year was for interest rates to rise, U.S. stocks would continue their leadership in world markets and the global recovery would likely push energy prices somewhat higher. Mid-Summer, Wall Street analysts were recommending Schlumberger and Halliburton, only to see their stock prices drop 30% and 40%, respectively, from June through December. By the end of 2014, long term interest rates had declined and energy prices were in a freefall. U.S. stocks did manage to continue their leadership globally. With the Dow Jones Industrial Average and S&P 500 Indexes setting new highs throughout the year, it was generally thought to be a good year for the markets.

Returns do not always tell the whole story as a look under the hood tells a different story. A rising tide does not always lift all boats. The strong performance of a few stocks in the S&P 500 Index did not trickle down to lift the performance of smaller cap stocks or spread across the oceans to help international and emerging markets. While the S&P 500 Index on the backs of Apple, Microsoft and Intel had a good year with a return of 13.7%, the other main benchmarks reported modest to negative returns. The Dow Jones Industrial Average was up 7%, the Russell 2000 Index of small cap stocks gained 4.9% while International and Emerging Markets lost 4.9% and 2.2%, respectively. Apple, Microsoft and Intel alone accounted for about 20% of the gains in the S&P 500 Index during 2014. Ironically, very few wanted to own Apple by the end of 2013 as it had trailed the market during 2013 by its widest margin in 13 years.

Dig deeper into the individual sectors and you’ll discover a glaring disparity in performances. Best performing sectors included Health Care, up 27%, Global Real Estate, up 22.8% and Utilities with a gain of 14%. Plunging oil prices helped drive down prices for Natural Resources, down 15%, and Commodities, down 24%. Equity Energy and Precious Metals also lost money in 2014 with losses of 20% and 7% respectively.

There were a number of disruptions throughout the year contributing to an increase in volatility. The conflicts between Russia and the Ukraine and in the Middle East weighed on the markets. Russia’s plunging ruble, the slowdown in China’s growth, Europe on the edge of a recession, ISIS attacks, Ebola virus, Argentina’s bond default and the rapid decline in oil prices all played a role in disrupting the global markets. On the flip side, consumers benefited from lower gas prices at the pump, the unemployment rate dropping below 6%, a commitment to keep interest rates low well into 2015 by newly appointed Fed Chair Janet Yellen and a strong U.S. dollar helped to fuel the rallies. A look at the performance of the S&P 500 Index gave us a sense of how volatile and unpredictable the stock market behaves. During the first half of October, the S&P 500 dropped 7.7%, and then rallied, gaining 10.8% in the second half of the month to set a new high.

MH Elite Small Cap Fund of Funds gained 0.6% in 2014, outperforming the average small blend fund gain of 0.3%, as tracked by Morningstar. The Russell 2000 index of small cap stocks gained

4.9%. Overall, the small cap market posted positive returns for the year despite a steep decline in the third quarter when small cap stocks lost 6% in July and an additional 6% in September. Best performing months were October with a gain of 6.6% followed by a monthly gain of 5.3% in June. Best performing sectors within the small cap sector were Utilities and Health Care. The energy sector was the biggest drain on performance. While lower gas prices were good for consumers, small and midsize energy companies suffered with double digit losses.

Portfolio turnover was limited with the additions of Vanguard Strategic Small Cap Equity and Vanguard Small Cap Value Index in December. In order to harvest tax losses, we sold Buffalo Micro Cap and Cove Street Small Cap Value and reduced our position in TFS Small Cap. We added to a number of existing positions, including DFA US Targeted Value, Hodges Small Cap, T. Rowe Price New Horizons, T. Rowe Price Small Cap Stock and PIMCO Small Cap StocksPLUS. Our top performers, by mostly avoiding exposure to the energy sector, were Homestead Small Company Stock (8.0%), TFS Small Cap (7.6%), Fidelity Small Cap Discovery (7.0%), T. Rowe Price Small Cap Stock (6.9%), PIMCO Small Cap Stocks PLUS (6.3%),           T. Rowe Price New Horizons (6.1%) and Hodges Small Cap (6.0%). Unfortunately, a number of funds posted negative returns in 2014. Funds that were a drag on our performance included Huber Capital Small Cap Value (-9.5%), Buffalo Micro Cap (-7.4%), AMG SouthernSun Small Cap (-4.5%), AllianceBernstein Small Cap Growth (-1.5%) and BMO Small Cap Growth (-0.4%).  It should be noted that Huber Small Cap Value and BMO Small Cap Growth were sold in January, 2015 with proceeds used to add to Vanguard Strategic Small Cap Equity, Vanguard Small Cap Value Index and TFS Small Cap.

MH Elite Small Cap Fund of Funds continues to perform well relative to other fund of funds. Our 5 year average annual return ranked in the top 6% out of 4364 fund of funds according to a recent search performed using Morningstar’s Principia mutual fund database. Most fund of funds are asset allocation funds that invest in various asset classes and are not a direct comparison to the MH Elite Small Cap Fund of Funds.  By using MH Elite Funds we allow the shareholder to create their own asset allocation which sets us apart from the industry. We maintain a unique investing style, and to the best of our knowledge, there is only one other fund with a similar investing strategy of investing only in the small cap sector within the fund of funds structure. We have outperformed this fund for 6 consecutive years, in 8 of the past 10 years and have a higher 1, 3, 5 and 10 year average annual return.

MH Elite Fund of Funds gained 6.9% in 2014 which trailed the returns of the S&P 500 Index and the Russell 1000 Index, up 13.7% and 13.2%, respectively. According to Morningstar, the average large blend fund gained 9%, the average mid blend fund gained 5% and, as mentioned, small blend funds on average gained 0.3%. Within this Fund, we invest in both mid and large cap funds. Individually, the underlying funds will weight their portfolios according to their own investment objectives which will include investing in a blend of stocks that may include small, mid and large cap holdings. As an example, a fund that is categorized as a large blend fund may also have some exposure to small cap stocks. To that end, MH Elite Fund of Funds has an exposure of 54% to large cap stocks, 34% to mid-cap stocks and 12% to small cap stocks which explains our performance relative to the indexes. Using the average returns for large, mid and small blend funds tracked by Morningstar, a comparable mix of funds based on our current weightings would have generated a return of 6.6% in 2014, underperforming our 6.9% return. Going forward we will be looking to reduce our exposure to mid and small cap stocks and increase our holdings in larger cap stocks.

With a number of funds struggling in terms of performance we turned over a third of the portfolio in May. We replaced large cap funds, Gabelli Asset, Sterling Capital Equity Income, LKCM Equity and Brown Advisory Growth Equity with Oakmark Select, Glenmede Large Cap Core, LSV Value Equity, Clearbridge Aggressive Growth and Matthew 25. We established positions in mid-cap funds, Hodges, Vanguard Strategic Equity, Nicholas, Harbor Mid Cap Value and Rydex S&P 500 Pure Value to replace mid cap holdings, Artisan Mid cap Value, Scout Mid Cap, Ridgeworth Mid Cap Value and Weitz Partners III Opportunity.

Our best performer for the second year in a row was mid cap holding Primecap Odyssey Aggressive Growth (16.5%). Funds with double digit returns were T. Rowe Price Value (13.4%), PIMCO Fundamental IndexPlus (12.2%), AMG Yacktman (11.3%), Akre Focus (10.9%) and Voya Corporate Leaders Trust (10.8%). While we benefited from the changes made in May, not holding our newest acquisitions for an entire year limited our upside potential.

Funds that detracted from our performance in 2014 included Fairholme (-2.7%), which was punished by the collapse of securities tied to Fannie Mae and Fannie Mac, Wells Fargo Advantage Growth (3.9%) and T. Rowe Price Media & Telecommunications (4.1%) which has a top rating from Morningstar within its category, once again reminding us returns alone do not tell the whole story. Our position in Wells Fargo Advantage Growth was liquidated in January 2015.

MH Elite Fund of Funds has continued to perform well, landing in the top 10% when compared with the 5 year average annual returns for the 4364 fund of funds listed with Morningstar.

MH Elite Select Portfolio of Funds was down -1.76% in 2014, outperforming both foreign developed markets and emerging markets, down -4.9% and -2.2% respectively. After years of outperforming the established markets in Europe, the U.S. and other developed countries, emerging markets have hit some bumps. Concerns about the slowing growth rate in China, political worries in Brazil, Turkey and Russia and falling prices for oil and commodities have weighed heavily on these markets. Our diversification into various asset classes helped to offset the losses from our foreign developed markets, emerging markets and commodities holdings.   T. Rowe Price Health Sciences repeated as our top performer with a gain of 32%. We received strong support from our Real Estate funds, Prudential Global Real Estate (14.4%) and Third Avenue Real Estate Value (13.1%). We diversified our real estate position by reducing our allocation to Prudential Global Real Estate and adding Third Avenue Real Estate Value mid-year. To highlight the extremes in performances, PIMCO CommoditiesPLUS Strategy  lost 24.8% and Vanguard Energy Index was down 9.9%. Other detractors to performance were Franklin International Small Cap Growth (-10.7%), Oppenheimer International Growth (-7.0%), Oakmark International (-5.4%), Oppenheimer Developing Markets (-4.5%) and Columbia Acorn Emerging Markets (-4.0%). On the positive side, Virtus Emerging Markets Opportunities gained 5.5%, PIMCO International StocksPLUS gained 5.6% and MFS International Value was up 1.5%. Other notable performances were Alpine Global Infrastructure (6.9%), Vanguard Materials Index (5.9%) and Fidelity Select Chemicals Portfolio (4.6%).

Mid-year changes included replacing Wasatch Frontier Emerging Markets with Harding Loevner Frontier Emerging Markets, replacing emerging market fund, Seafarer Overseas Growth and Income with Baron Emerging Markets. To expand our exposure into other regions not generally covered by emerging market funds we replaced Wasatch Emerging Markets Small Cap with      T. Rowe Price Africa and Middle East. Other funds sold included a long/short fund, Mainstay Marketfield and world allocation holding, First Eagle Global.  The proceeds were used to increase our positions in Fidelity Select Chemicals Portfolio, Calvert Global Water, Alpine Global Infrastructure and PIMCO International StocksPLUS.

The fund has a target allocation to invest approximately 40% in Foreign Develop Markets, 25% in Emerging Market funds, 15% in Commodities, 5% in the Real Estate sector and 15% in other alternative strategies including the health care sector, infrastructure and cash.

The Fund’s allocation does not have a clear fit to a Morningstar category and consequently its star rating is not an accurate indicator of performance. The Morningstar Category for the Select Portfolio of Funds is World Stock. It is by intention that we limit U.S. exposure to less than 25% of the portfolio as our emphasis is on foreign and alternative markets to complement our other equity funds, MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds. Currently we have less than 21% allocated to the U.S. market. In contrast, top performing funds in the World Stock category have 40 to 50% allocated to the U.S. market. With a strong underweight to the U.S., it is very clear why MH Elite Select Portfolio of Funds would lag the World Stock category as U.S. stocks significantly outperformed foreign and emerging markets in 2014.

Effective May 1, 2014 the Investment Advisory Fee was reduced by 75 basis points, from 1.75% to 1%. The Fund’s overall expense ratio is now 1.25%. This is a direct benefit for shareholders. By lowering the expense ratio, the Fund’s returns will increase by the amount of the reduction.

MH Elite Income Fund of Funds gained 2.6% in 2014, trailing the 6% return for the Barclay’s Aggregate Bond Index. Our under performance can be mostly attributed to the fact we did not own funds that invested in long term debt. Consensus was it would be a tough year for U.S. Treasuries as the Fed unwound its bond buying program. It turned out to be a very good year for long dated U.S. Treasuries with returns over 20% as the yield on 10 year treasuries fell. In anticipation of rising interest rates, we remained invested in short and intermediate term bond funds to reduce the risk of principal loss in a rising interest rate environment. With its worst year since 2008, high yield/junk bonds turned sour in the second half of the year as oil and gas prices dropped sharply. Oil and gas companies make up a sizable chunk of the junk bond market. In contrast, utilities and preferred stock funds did very well as did dividend paying stocks.

Changes to the portfolio in 2014 included trimming our exposure to high yield funds. We replaced Ivy High Income with Blackrock High Yield and sold Vanguard High Yield Corporate and Third Ave Focused Credit. These changes have the Fund’s portfolio underweight from our target in high yield funds and will be looking for opportunities in the coming months to increase our holdings in this category. Notable new positions were the additions mid-year of Prudential Jennison Utility and preferred stock funds, Forward Select Income and Cohen & Steers Preferred Sec & Inc. We also replaced short term bond fund Loomis Sayles Ltd Term Government with Thompson Bond and in the intermediate term category we sold Scout Core Plus Bond and purchased TCW Total Return Bond and USAA Intermediate Term Bond. With the proceeds from the sale of Forward Credit Analysis Long/Short Fund we added a second fund in the bank loan category, Nuveen Symphony Floating Rate Income. We repurchased Berwyn Income, a conservative allocation fund and closed out our positions in Cambiar Westwood Opportunity and Touchstone Strategic Income. In the fourth quarter we replaced short term bond fund, Lord Abbett Short Duration with Frost Total Return and added another multisector bond fund, Nuveen Strategic Income.

We received strong positive returns from Vanguard High Dividend Yield Index (13.4%), PIMCO Foreign Bond (11.2%), PIMCO Investment Grade Corporate Bond (8.8%), PIMCO Income (7.2%) and DoubleLine Total Return Bond (6.7%). We did not get the full benefit of investing in utilities and preferred stocks as their gains for the year came mostly in the first 6 months which was prior to our purchases into these categories. We held a number of funds with returns in the 1 to 2% range that were detractors to our overall performance including short term bond funds, Virtus Multi-Sector, Thompson Bond, bank loan funds, Nuveen Symphony Floating Rate Income and Credit Suisse Floating Rate High Income and global bond funds, TCW Emerging Markets Income and Templeton Global Total Return. High yield fund, Third Avenue Focused Credit was down 6% at the time of its sale in December.

Our current target allocation is to invest 40% in traditional bonds with an emphasis on short, intermediate term and multisector bond funds. We diversify the portfolio by allocating 10% to High Yield Bond Funds, 5% to Bank Loan Funds, 20% to Emerging Market and World Bond Funds, 20% to Fund categories including Conservative Allocation Funds, Utilities, Preferred Stock and funds that generate income from stock dividends and 5% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach all within the MH Elite Family of Funds.

Acknowledging that top performing funds will generally under perform their respective benchmarks 30% of the time over a ten year cycle, there will always be a few positions within our portfolios that will be a drag on overall performance in any given year. It was even a more difficult year for active management in 2014 as, according to Morningstar, only 30% of actively managed mutual funds were able to outperform their respective benchmarks. With one of the best long term performance records, Primecap Management (advisor to Primecap Odyssey Aggressive Growth) only outperforms the S&P 500 Index on a month to month basis a little bit better than 50% of the time. Looking at 3 year rolling periods, Primecap underperforms 28% of the time. On a month to month basis the returns for Warren Buffett’s Berkshire Hathaway’s stock has underperformed 27% of the time and Warren Buffet is often considered the greatest investor of our time. When comparing an actively managed fund’s performance vs. an index, keep in mind indexes do not have expenses, trading costs and do not have to handle cash flow issues. Some or all of these issues can have a positive or negative impact on a fund’s performance relative to an index. Furthermore it is not a fair analysis to compare a portfolio of funds against an individual fund or index.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Assembling a diversified multi-asset class portfolio is an investor’s best anecdote to market volatility. While the media focus has been on the performance of the S&P 500 Index for 2014, truth be told, this index has not been the best performing asset class in any of the previous 11 years. When looking at the performances of the following major asset classes, Global Real Estate, Emerging Markets, Natural Resources, Foreign Developed Markets, U.S. Mid-Caps, U.S. Small-Caps. Commodities, S&P 500 U.S. Large-Caps and Fixed Income, the S&P 500 Index’s best years were 2011 and 2014 when it finished second to Fixed Income and Global Real Estate, respectively. Only 4 times since 2004 has the S&P 500 Index outperformed international developed and emerging market stocks. Small-Cap stocks have outperformed the S&P 500 index 65% of the time over the past 11 years. For long term investors, a globally diversified portfolio that spans multiple asset classes can hold its own relative to a single index like the S&P 500 Index. With that in mind, a truly diversified investment portfolio would have returned about 5% in 2014.

Performance chasers, proceed at your own risk. U.S. stocks have on average experienced a correction of 10% or greater once every year and a half. It has now been over 3 years since large cap stocks have pulled back that much. Investor behavior is much more likely to have a greater negative impact on investor return. Studies have repeatedly shown that individual investors have significantly underperformed the market. It is not which fund(s) you choose but the mix of funds within the asset classes that will have the greatest impact on the overall performance of a portfolio. With proper planning and asset allocation you can weather the expectations and drown out the noise. How many times have you heard “This time it’s different”? It is never different, only the expectations change when it comes to investing.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Walthausen Small Cap Value	6.6	PIMCO Small Cap StocksPLUS AR Strategy I	7.8	T. Rowe Price New Horizons	7.3
Huber Capital Small Cap Value Inv	5.4	Fidelity Small Cap Discovery	7.5	T. Rowe Price Small Cap Stock	5.8
Adirondack Small Cap	4.4	Hodges Small Cap	7.2	AllianceBernstein Small Cap Growth Adv	5.5
DFA US Targeted Value I	4.2	Homestead Small Company Stock	7.2	BMO Small Cap Growth Y	3.3
Vanguard Small Cap Value Index Adm	4.0	AMG SouthernSun Small Cap Inv	6.4
		TFS Small Cap	4.6
		Vanguard Strategic Small Cap Equity Inv	4.1
		DFA US Micro Cap I	2.8
		Glenmede Small Cap Equity Adv	2.8

Short-Term Securities and Other Assets – 3.1%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
30%	35%	35%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2004 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2014
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	0.64%	12.20%	5.23%
Russell 2000 Index	4.89%	15.55%	7.77%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2014

Mutual Funds (96.9%)	Shares	Value

PIMCO Small Cap StocksPLUS AR Strategy I	52,923	$ 484,773
Fidelity Small Cap Discovery	15,506	466,572
T. Rowe Price New Horizons	10,378	454,337
Homestead Small Company Stock	11,415	448,382
Hodges Small Cap	22,662	442,816
Walthausen Small Cap Value	18,444	409,466
AMG SouthernSun Small Cap Inv	16,035	399,114
T Rowe Price Small Cap Stock	8,052	356,865
AllianceBernstein Small Cap Growth Adv	7,133	337,551
Huber Capital Small Cap Value Inv	20,458	332,242
TFS Small Cap	20,933	284,482
Adirondack Small Cap	12,838	272,030
DFA US Targeted Value I	11,843	262,319
Vanguard Strategic Small Cap Equity Inv	8,207	251,149
Vanguard Small Cap Value Index Adm	5,463	248,142
BMO Small Cap Growth Y	11,023	202,277
Glenmede Small Cap Equity Adv	6,668	172,833
DFA US Micro Cap I	8,807	170,585

Total Mutual Funds (Cost $ 5,059,250)		5,995,935

Short-Term Securities (3.0%)

Fidelity Institutional Money Market (Cost $ 187,179)		187,179

Total Short-Term Securities		187,179

Total Investments in Securities (Cost $ 5,246,429) (99.9%)		6,183,114

Other Assets (0.1%)		2,414

Net Assets (100%)		$ 6,185,528

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2014

Assets

Investments in securities at value (Cost $ 5,246,429)	$ 6,183,114
Cash	2,414

Total Assets	6,185,528

Liabilities

Total Liabilities	-

Net Assets	$ 6,185,528

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 821,630)	$ 4,873,584
Accumulated realized gain on investments	375,259
Net unrealized appreciation on investments	936,685

Net Assets	$ 6,185,528

Net asset value per share	$ 7.53

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2014

Investment income
Dividend income from underlying funds	$ 6,770
Interest income from underlying funds	22,197
Dividend income from money market	130
Total investment income	29,097

Expenses
Investment advisory fees	61,796
Administrative service fees	15,449
Total expenses	77,245

Net investment loss	(48,148)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	457,581
Net realized loss from investments	(34,174)
Net change in unrealized depreciation on investments	(337,876)
Net realized and unrealized gain on investments	85,531

Net increase in net assets resulting from operations	$ 37,383

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2014 and 2013

	2014	2013
Increase in net assets from operations
Net investment loss	$ (48,148)	$ (33,922)
Capital gain distributions from underlying funds	457,581	330,235
Net realized gain/(loss) from investments	(34,174)	498,200
Net change in unrealized appreciation/(depreciation) on investments	(337,876)	881,468
Net increase in net assets resulting from operations	37,383	1,675,981

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(794,513)	(77,524)
Total distributions	(794,513)	(77,524)

Capital share transactions (note 5)	604,082	(173,707)
Total increase/(decrease)	(153,048)	1,424,750

Net assets at beginning of period	6,338,576	4,913,826
Net assets at end of period	$ 6,185,528	$ 6,338,576

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
T. Rowe Price Value	5.1	Glenmede Large Cap Core Portfolio	5.9	ClearBridge Aggressive Growth FI	5.9
Voya Corporate Leaders Trust B	4.9	PIMCO Fundamental IndexPlus AR I	5.8	Matthew 25	3.9
Fairholme	3.5	Oakmark Select I	5.5	T. Rowe Price Media & Telecommunications	3.7
LSV Value Equity	3.4	AMG Yacktman Service	4.5	Wells Fargo Advantage Growth Adm	3.7
		Royce Special Equity Multi-Cap Service	4.1

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Rydex S&P 500 Pure Value H	4.8	Hodges	4.6	Primecap Odyssey Aggressive Growth	6.1
Vanguard Selected Value Inv	4.7	Vanguard Strategic Equity Inv	4.4	Akre Focus I	4.6
Harbor Mid Cap Value I	1.0	Aston/Fairpointe Mid Cap N	3.6	Nicholas	3.9

Short-Term Securities and Other Assets – 2.4%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
33%	31%	36%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2014
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	6.91%	11.41%	5.49%
Russell 1000 Index	13.24%	15.64%	7.96%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2014

Mutual Funds (97.6%)	Shares	Value

Primecap Odyssey Aggressive Growth	19,677	$ 647,979
Glenmede Large Cap Core 100 Portfolio	29,257	635,754
ClearBridge Aggressive Growth FI	3,105	634,086
PIMCO Fundamental IndexPlus AR I	93,836	620,259
Oakmark Select I	14,289	582,862
T. Rowe Price Value	15,652	542,353
Voya Corporate Leaders Trust B	15,919	528,190
Rydex S&P 500 Pure Value H	3,506	518,338
Vanguard Selected Value Inv	17,618	499,991
Akre Focus I	21,771	496,372
Hodges	12,724	486,421
AMG Yacktman Service	19,206	482,443
Vanguard Strategic Equity Inv	14,516	467,141
Royce Special Equity Multi-Cap Service	28,285	441,253
Nicholas	6,086	416,068
Matthew 25	13,263	414,456
Wells Fargo Advantage Growth Adm	8,138	396,746
T Rowe Price Media & Telecommunications	6,031	392,445
Aston/Fairpointe Mid Cap N	9,347	380,345
Fairholme	10,691	375,054
LSV Value Equity	15,178	361,839
Harbor Mid Cap Value I	4,829	99,903

Total Mutual Funds (Cost $ 9,058,210)		10,420,298

Short-Term Securities (2.0%)

Fidelity Institutional Money Market (Cost $ 213,454)		213,454

Total Short-Term Securities (Cost $ 213,454)		213,454

Total Investments in Securities (Cost $ 9,271,664) (99.6%)		10,633,752

Other Assets (0.4%)		45,094

Net Assets (100%)		$ 10,678,846

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2014

Assets

Investments in securities at value (Cost $ 9,271,664)	$ 10,633,752
Cash	45,094

Total Assets	10,678,846

Liabilities

Total Liabilities	-

Net Assets	$ 10,678,846

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,450,456)	$ 7,719,499
Accumulated realized gain on investments	1,597,259
Net unrealized appreciation on investments	1,362,088

Net Assets	$ 10,678,846

Net asset value per share	$ 7.36

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2014

Investment income
Dividend income from underlying funds	$ 120,005
Dividend income from money market	295
Total investment income	120,300

Expenses
Investment advisory fees	101,395
Administrative service fees	25,349
Total expenses	126,744

Net investment loss	(6,444)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	550,975
Net realized gain from investments	1,052,728
Net change in unrealized depreciation on investments	(905,053)
Net realized and unrealized gain on investments	698,650

Net increase in net assets resulting from operations	$ 692,206

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2014 and 2013

	2014	2013
Increase in net assets from operations
Net investment income/(loss)	$ (6,444)	$ 20,616
Capital gain distributions from underlying funds	550,975	360,167
Net realized gain from investments	1,052,728	324,330
Net change in unrealized appreciation/(depreciation) on investments	(905,053)	1,546,061
Net increase in net assets resulting from operations	692,206	2,251,174

Distributions to shareholders from:
Net investment income	(20,616)	(34,976)
Realized gains	(499,860)	-
Total distributions	(520,476)	(34,976)

Capital share transactions (note 5)	653,094	96,414
Total increase	824,824	2,312,612

Net assets at beginning of period	9,854,022	7,541,410
Net assets at end of period	$ 10,678,846	$ 9,854,022

Undistributed net investment income included in net assets at end of period	$ -	$ 20,616

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Commodities	%
Oakmark International I	6.5	Oppenheimer Developing Markets Y	5.9	PIMCO CommoditiesPLUS Strategy I	2.2
MFS International Value I	6.3	Virtus Emerging Markets Opportunities I	5.5
Lazard International Strategic Equity I	5.7	Harding Loevner Frontier Emerging Markets I	2.9
PIMCO International StocksPLUS AR Strategy I (USD-Hedged)	5.4	Baron Emerging Markets Retail	2.2
Oppenheimer International Growth Y	5.1	Columbia Acorn Emerging Markets R4	1.9
Franklin International Small Cap Growth Adv	4.4

Natural Resources	%	Global Real Estate	%	Health	%
Vanguard Materials Index Adm	3.2	Prudential Global Real Estate Z	3.7	T. Rowe Price Health Sciences	6.0
Fidelity Select Chemicals Portfolio	3.0	Third Avenue Real Estate Value I	2.7
Calvert Global Water A	2.9

World Stock	%	Equity Energy	%	Misc. Region	%
Alpine Global Infrastructure I	3.5	Vanguard Energy Index Adm	2.7	T. Rowe Price Africa & Middle East	2.7

Short-Term Securities and Other Assets – 15.6%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
MSCI ACWI ex USA IMI $13,057
MH Elite Select Portfolio of Funds $11,234
MH Elite Select Portfolio of Funds
MSCI ACWI ex USA IMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2014
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	-1.76%	4.02%	1.32%
MSCI ACWI ex USA IMI	-3.47%	5.15%	3.09%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2014

Mutual Funds (84.4%)	Shares	Value

Oakmark International I	15,177	$ 354,233
MFS International Value I	9,983	344,823
T. Rowe Price Health Sciences	4,771	324,363
Oppenheimer Developing Markets Y	9,178	321,778
Lazard International Strategic Equity I	22,762	312,291
Virtus Emerging Markets Opportunities I	30,190	298,583
PIMCO International StocksPLUS AR Strategy I (USD-Hedged)	38,637	292,870
Oppenheimer International Growth Y	7,908	277,422
Franklin International Small Cap Growth Adv	13,158	237,632
Prudential Global Real Estate Z	8,161	199,701
Alpine Global Infrastructure I	9,744	188,255
Vanguard Materials Index Adm	3,209	175,564
Fidelity Select Chemicals Portfolio	1,094	160,480
Harding Loevner Frontier Emerging Markets I	17,870	158,869
Calvert Global Water A	8,858	155,362
Third Avenue Real Estate Value I	4,771	150,143
T. Rowe Price Africa and Middle East	15,182	147,571
Vanguard Energy Index Adm	2,628	146,574
PIMCO CommoditiesPLUS Strategy I	15,760	121,038
Baron Emerging Markets Retail	10,154	120,938
Columbia Acorn Emerging Markets R4	8,078	103,635

Total Mutual Funds (Cost $ 4,037,860)		4,592,125

Short-Term Securities (14.3%)

Fidelity Institutional Money Market (Cost $ 776,690)		776,690

Total Short-term Securities (Cost $ 776,690)		776,690

Total Investments in Securities (Cost $ 4,814,550) (98.7%)		5,368,815

Other Assets (1.3%)		70,564

Net Assets (100%)		$ 5,439,379

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2014

Assets

Investments in securities at value (Cost $ 4,814,550)	$ 5,368,815
Cash	70,564

Total Assets	5,439,379

Liabilities
Total Liabilities	-

Net Assets	$ 5,439,379

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 972,425)	$ 4,786,618
Undistributed net investment income	22,403
Accumulated realized gain on investments	76,093
Net unrealized appreciation on investments	554,265

Net Assets	$ 5,439,379

Net asset value per share	$ 5.59

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2014

Investment income
Dividend income from underlying funds	$ 97,742
Interest income from underlying funds	6,488
Dividend income from money market	159
Total investment income	104,389

Expenses
Investment advisory fees	71,738
Administrative service fees	10,248
Total expenses	81,986

Net investment income	22,403

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	144,811
Net realized gain from investments	143,120
Net change in unrealized depreciation on investments	(399,717)
Net realized and unrealized loss on investments	(111,786)

Net decrease in net assets resulting from operations	$ (89,383)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2014 and 2013

	2014	2013
Increase in net assets from operations
Net investment gain/(loss)	$ 22,403	$ (44,603)
Capital gain distributions from underlying funds	144,811	70,197
Net realized gain from investments	143,120	191,796
Net change in unrealized appreciation/(depreciation) on investments	(399,717)	333,283
Net increase/(decrease) in net assets resulting from operations	(89,383)	550,673

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	170,882	(280,910)
Total increase	81,499	269,763

Net assets at beginning of period	5,357,880	5,088,117
Net assets at end of period	$ 5,439,379	$ 5,357,880

Undistributed net investment income included in net assets at end of period	$ 22,403	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2014

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Multi-Sector Short Term Bond I	3.4	PIMCO Investment Grade Corp Bond I	3.9	PIMCO Income I	5.0
Thornburg Limited Term Income A	3.3	DoubleLine Total Return Bond I	3.7	Loomis Sayles Bond I	4.3
Frost Total Return Bond A	3.2	TCW Total Return Bond I	3.7	Nuveen Strategic Income I	3.2
Thompson Bond	3.1	USAA Intermediate Term Bond	3.6

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Blackrock High Yield Bond	3.1	Fidelity New Markets Income	4.6	PIMCO Foreign Bond (USD - Hedged) I	4.8
		TCW Emerging Markets Income I	4.3	Templeton Global Total Return Adv	4.2

Bank Loan	%	Conservative Allocation	%	Utilities	%
Nuveen Symphony Floating Rate Income I	3.2	Berwyn Income	3.1	Prudential Jennison Utility Z	3.8
Credit Suisse Floating Rate High Income I	3.1

Income from Stock Dividends	%	Preferred Stock	%
Vanguard High Dividend Yield Index Inv	4.9	Forward Select Income I	4.0
		Cohen & Steers Preferred Sec & Inc I	3.2

Short-Term Securities and Other Assets – 13.4%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2014

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2014
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	2.58%	2.92%
Barclays Capital Aggregate Bond Index	5.97%	3.35%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2014

Mutual Funds (86.6%)	Shares	Value

PIMCO Income I	15,528	$ 191,460
Vanguard High Dividend Yield Index Inv	6,890	187,549
PIMCO Foreign Bond (USD Hedged) I	16,974	182,815
Fidelity New Markets Income	11,564	176,467
Loomis Sayles Bond I	11,253	166,884
TCW Emerging Markets Income I	20,610	166,118
Templeton Global Total Return Adv	12,948	162,493
Forward Select Income I	5,982	152,117
PIMCO Investment Grade Corporate Bond I	14,303	150,894
Prudental Jennison Utility Z	9,352	144,677
Doubleline Total Return Bond I	13,026	142,896
TCW Total Return Bond I	13,671	140,948
USAA Intermediate Term Bond	12,789	138,507
Virtus Multi-Sector Short Term Bond I	27,347	130,173
Thornburg Limited Term Income A	9,463	126,609
Cohen & Steers Preferred Sec & Inc I	9,108	123,688
Nuveen Strategic Income I	11,033	123,676
Frost Total Return Bond A	11,457	122,250
Nuveen Symphony Floating Rate Income I	5,956	121,198
Blackrock High Yield Bond	15,170	119,539
Credit Suisse Floating Rate High Income I	17,601	118,980
Thompson Bond	10,408	118,651
Berwyn Income	8,669	117,979

Total Mutual Funds (Cost $ 3,395,000)		3,326,567

Short-Term Securities (12.5%)

Fidelity Institutional Money Market (Cost $ 479,787)		479,787

Total Short-term Securities (Cost $ 479,787)		479,787

Total Investments in Securities (Cost $ 3,874,787) (99.1%)		3,806,354

Other Assets (0.9%)		34,230

Net Assets (100%)		$ 3,840,584

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2014

Assets

Investments in securities at value (Cost $ 3,874,787)	$ 3,806,354
Cash	34,230

Total Assets	3,840,584

Liabilities

Total Liabilities	-

Net Assets	$ 3,840,584

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 744,343)	$ 3,828,177
Undistributed net investment income	104,900
Accumulated realized loss on investments	24,060
Net unrealized depreciation on investments	(68,433)

Net Assets	$ 3,840,584

Net asset value per share	$ 5.16

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2014

Investment income
Dividend income from underlying funds	$ 32,690
Interest Income from underlying funds	116,171
Dividend income from money market	236
Total investment income	149,097

Expenses
Investment advisory fees	35,358
Administrative service fees	8,839
Total expenses	44,197

Net investment income	104,900

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	40,274
Net realized loss from investments	(46,241)
Net change in unrealized depreciation on investments	(23,604)
Net realized and unrealized loss on investments	(29,571)

Net increase in net assets resulting from operations	$ 75,329

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2014 and 2013

	2014	2013
Increase in net assets from operations
Net investment income	$ 104,900	$ 78,471
Capital gain distributions from underlying funds	40,274	15,890
Net realized loss from investments	(46,241)	(33,983)
Net change in unrealized depreciation on investments	(23,604)	(69,952)
Net increase increase/(decrease) in net assets resulting from operations	75,329	(9,574)

Distributions to shareholders from:
Net investment income	(78,471)	(53,562)
Realized gains	-	(34,298)
Total distributions	(78,471)	(87,860)

Capital share transactions (note 5)	711,103	608,940
Total increase	707,961	511,506

Net assets at beginning of period	$ 3,132,623	$ 2,621,117
Net assets at end of period	$ 3,840,584	$ 3,132,623

Undistributed net investment income included in net assets at end of period	$ 104,900	$ 78,471

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011 thus the ratios and supplement data have been annualized.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(e)

For the period from August 15, 2011 (commencement of operations) through December 31, 2011.

(f)

Not Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2014

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through, February 27, 2015, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2014. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2014 the net investment losses for the following Funds are:

Small Cap Fund of Funds - $48,148   Fund of Funds - $6,444

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.85% of average net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

For the period ended December 31, 2014 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$61,796
MH Elite Fund of Funds	$101,395
MH Elite Select Portfolio of Funds	$71,738
MH Elite Income Fund of Funds	$35,358

For the period ended December 31, 2014 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$15.449
MH Elite Fund of Funds	$25,349
MH Elite Select Portfolio of Funds	$10,248
MH Elite Income Fund of Funds	$8,839

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2014 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 940,000	$ 590,826
MH Elite Fund of Funds	$ 4,925,000	$ 3,804,518
MH Elite Select Portfolio of Funds	$ 1,395,000	$ 1,680,260
MH Elite Income Fund of Funds	$ 1,935,000	$ 1,268,759

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2014, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/Depreciation
MH Elite Small Cap Fund of Funds	$ 969,382	$ 32,697	$936,685
MH Elite Fund of Funds	$ 1,379,323	$ 17,235	$1,362,088
MH Elite Select Portfolio of Funds	$ 659,985	$ 105,720	$554,265
MH Elite Income Fund of Funds	$ 46,841	$ 115,274	$(68,433)

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$11,613	$30,765	$$22,403	$104,900
Undistributed long-term capital gain	$363,646	$1,566,494	$120,696	$-
Unrealized appreciation	$936,685	$1,362,088	$554,265	$-

At December 31, 2014, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2015 with an ex and pay date of January 9, 2015.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$11,613	$0.014143	$30,765	$0.021246
Long Term Capital Gain	$363,646	$0.442829	$1,566,494	$1.081818

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$22,403	$0.023044	$104,900	$0.140545
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$120,696	$0.124147	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2014, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2017	$ -	$ -	$ -	$ -
Indefinitely	$ -	$ -	$ -	$ 24,060
Total	$ -	$ -	$ -	$ 24,060

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011—2014) or expected to be taken in the Funds’ 2015  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2014, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	41,104	$ 304,292	46,291	$ 363,972
Shares issued in reinvestment of distributions	106,168	790,950	11,912	77,188
	147,272	1,095,242	58,203	441,160
Shares redeemed	(66,405)	(491,160)	(83,919)	(614,867)
Net Increase/(Decrease)	80,867	$ 604,082	(25,716)	$ (173,707)

MH Elite Fund of Funds
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	168,232	$1,176,817	163,560	$1,079,535
Shares issued in reinvestment of distributions	75,761	520,476	6,115	34,976
	243,993	1,697,293	169,675	1,114,511
Shares redeemed	(148,358)	(1,044,199)	(156,779)	(1,018,097)
Net Increase	95,635	$653,094	12,896	$ 96,414

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	83,400	$ 477,296	112,083	$ 605,203
Shares issued in reinvestment of distributions	-	-	-	-
	83,400	477,296	112,083	605,203
Shares redeemed	(52,935)	(306,414)	(165,147)	(886,113)
Net Increase/(decrease)	30,465	$ 170,882	(53,064)	$(280,910)

	MH Elite Income Fund of Funds
	For the year ended December 31, 2014		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount
Shares Sold	317,957	$1,655,127	243,357	$1,259,227
Shares issued in reinvestment of distributions	15,601	78,471	16,929	87,860
	333,558	1,733,598	260,286	1,347,087
Shares redeemed	(196,534)	(1,022,495)	(144,224)	(738,147)
Net Increase	137,024	$ 711,103	116,062	$ 608,940

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2014

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2014:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,183,114	$ 10,633,752	$ 5,368,815	$ 3,806,354
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 6,183,114	$ 10,633,752	$ 5,368,815	$ 3,806,354

The Funds did not hold any Level 3 investments during the year ended December 31, 2014.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are integral part of these financial statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

    We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”), including the schedules of investments, as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting MH Elite Portfolio of Funds Trust as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the periods indicated therein, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, PA

February 27, 2015

.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2014

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2014

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 through December 31, 2014.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period July 1, 2014 to December 31, 2014 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 975	$6.22	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,018	$6.36	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 938	$6.11	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 987	$6.26	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.09% to 1.85% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2014

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 86	Independent Trustee	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 69	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 46	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 59	Interested Trustee, Vice-President	One Year, Since 7-31-1998	Ericsson Software Engineering Manager and MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 39	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

The accompanying notes are integral part of these financial statements

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2014

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 63	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 59	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	Ericsson Software Engineering Manager	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2014

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076

Item 3. Audit Committee Financial Expert.

MH Elite Portfolio of Funds Trust manages a small fund with less than 30 million in assets. The Fund's management and Board of Trustees have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2014	2013
Audit Fees	$24,000	$24,000
Audit-Related	0	0
Tax Fees	3,950	4,250
All Other Fees	0	0
Total	$27,950	$28,250

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 27, 2015